CARILLON SERIES TRUST
880 Carillon Parkway
St. Petersburg, FL 33716

August 3, 2026

EDGAR FILING

U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Carillon Series Trust (“Registrant”) (SEC File Nos. 033-57986 and 811-07470)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the definitive form of prospectus and statement of additional information with respect to the RJ ClariVest Capital Appreciation ETF, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 2026, and (2) the text of Post-Effective Amendment No. 132 has been filed electronically.

If you have any questions or would like further information, please contact me at (727) 567-3526.

Sincerely,

/s/ Susan Walzer

Susan Walzer
President & Principal Executive Officer